Investments in Financial Assets (Tables)	12 Months Ended
Dec. 31, 2021
Investments in Financial Assets
Schedule of changes in the fair value of our investment

Investment
in financial asset
(€ in thousands)
Balance at January 1, 2020 and 2021	—

Investment in Phoenicis Therapeutics, Inc.	621

Balance at December 31, 2021	621